Note 5 - Cash and Cash Equivalents (Details) - Summary of cash and cash equivalents (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of cash and cash equivalents [Abstract]
Time deposits	$ 24,015	$ 12,030
Savings and checking accounts	16,499	14,321
Money market mutual funds	1,764	1,528
Petty cash	15	19
	$ 42,293	$ 27,898	$ 32,562	$ 42,277